Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2013	Dec. 31, 2011	Dec. 29, 2010
Related Party Transaction [Line Items]
Management agreement expiration date		Jun. 01, 2017		Jun. 01, 2017
Return of capital		$ 95,000,000		$ 717,000	$ (94,878,000)	$ 776,000
Capital contribution from a parent				717,000	0	776,000
VERSO PAPER HOLDINGS LLC
Related Party Transaction [Line Items]
Long-term debt		2,823,000,000	$ 1,350,211,000	1,350,211,000	1,271,782,000
Long-term notes receivable from a related party		23,000,000	23,305,000	23,305,000	23,305,000
Distribution To Parent					100,000
Capital contribution from a parent				717,000		776,000
Chase NMTC Verso Investment Fund, LLC | Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Long-term debt		23,305,000	23,305,000	23,305,000	23,305,000					$ 23,305,000
Interest rate (percentage)	6.50%						6.50%		6.50%	6.50%
Notes, maturity date	Dec. 29, 2040						Dec. 29, 2040
Accrued interest payable to a related party		100,000	100,000	100,000	100,000
Interest expense incurred from transactions with a related party				1,500,000	1,500,000
VERSO PAPER HOLDINGS LLC
Related Party Transaction [Line Items]
Long-term notes receivable from a related party		23,000,000	23,305,000	23,305,000	23,305,000
Accrued interest receivable from a related party			100,000	100,000	100,000
Interest income recognized from transactions with a related party				1,500,000	1,500,000
Verso Paper Finance Holdings LLC
Related Party Transaction [Line Items]
Long-term debt	$ 23,305,000	23,305,000	23,305,000	$ 23,305,000	23,305,000		$ 23,305,000			$ 23,305,000
Interest rate (percentage)										6.50%
Notes, maturity date				Dec. 29, 2040
Long-term notes receivable from a related party			23,305,000	$ 23,305,000	23,305,000
Accrued interest receivable from a related party			100,000	100,000	100,000
Interest income recognized from transactions with a related party				1,500,000	1,500,000	1,500,000
Paid-in Capital
Related Party Transaction [Line Items]
Return of capital		$ 95,000,000		717,000	(94,878,000)	$ 776,000
Paid-in Capital | VERSO PAPER HOLDINGS LLC
Related Party Transaction [Line Items]
Return of capital					(94,878,000)
11.75% Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Related Party Transaction [Line Items]
Principal amount of debt issued								$ 72,900,000
Long-term debt			$ 424,654,000	$ 424,654,000	426,076,000
Interest rate (percentage)						11.75%		11.75%
Notes, maturity date		Jan. 15, 2019	Jan. 15, 2019			Jan. 15, 2019
Senior Unsecured Term Loan | Verso Paper Finance Holdings LLC
Related Party Transaction [Line Items]
Principal amount of debt issued								$ 85,800,000
Management Agreement
Related Party Transaction [Line Items]
Management agreement expiration date		Aug. 01, 2018		Aug. 01, 2018
Management fee as a percentage of aggregate enterprise value		1.00%	1.00%	1.00%
Purchases from Apollo				$ 0	$ 0	$ 0